Condensed Balance Sheet (USD $)	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Current Assets:
Cash and Cash Equivalents	$ 179	$ 566	$ 767
Total Current Assets	179	566	767
Total Assets	179	566	767
Current Liabilities:
Accrued Liabilities	21,299	17,033	10,925
Total Current Liabilities	21,299	17,033	10,925
Long-Term Debt:
Note Payable Related Party	76,404	68,926	33,133
Total Liabilities	97,703	85,959	44,058
Commitments and Contingencies
Stockholders' Deficiency:
Preferred Stock, $.0001 par value; 10,000,000 shares authorized, none issued and outstanding
Common Stock, $.0001 par value; 100,000,000 shares authorized, 4,500,000 shares issued and outstanding	450	450	450
Additional Paid-In Capital	810	810	810
Deficit Accumulated During the Development Stage	(98,784)	(86,653)	(44,551)
Total Stockholders' Deficiency	(97,524)	(85,393)	(43,291)
Total Liabilities and Stockholders' Deficiency	$ 179	$ 566	$ 767